Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The amounts in the following table represent cash payments to reimburse AFCA 2 or an affiliate for such expenses.

	2014	2013	2012
Reimbursable salaries and benefits	$1,599,294	$1,146,754	$1,320,968
Other expenses	975	3,488	6,221
Insurance	227,265	228,701	207,203
Professional fees and expenses	208,648	216,962	212,895
Consulting and travel expenses	1,697	434	3,390
	$2,037,879	$1,596,339	$1,750,677